INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2023	Highland Global Allocation Fund

Shares		Value ($)
U.S. Equity — 51.3%
Communication Services — 23.2%
189,945	Telesat (a)(b)	1,789,282
169,531	TerreStar Corporation (b)(c)(d)(e)(f)	57,676,142

		59,465,424

Healthcare — 2.2%
232,800	Heron Therapeutics, Inc. (a)(b)	270,048
17,200	Patterson (a)	572,072
2,156,000	Paratek Pharmaceuticals, Inc. (b)	4,764,760

		5,606,880

Materials — 1.4%
730,484	MPM Holdings, Inc. (b)(f)	3,652,420

Real Estate — 24.5%
56,000	Alexandria Real Estate Equities, REIT (a)	6,355,440
8,055	City Office, REIT (a)	44,866
1,147,062	GAF REIT (b)(c)(d)(e)	15,322,199
549,863	NexPoint Diversified Real Estate Trust, REIT (a)(e)	6,884,285
901,385	NexPoint Real Estate Finance, REIT (a)(e)	14,052,598
172,028	NexPoint Residential Trust, Inc., REIT (a)(e)	7,823,833
417,500	Seritage Growth Properties (a)(b)	3,724,100
280,000	United Development Funding IV, REIT (b)(c)(d)(e)	220,640
875,255	Whitestone, REIT, Class B (a)	8,489,974

		62,917,935

	Total U.S. Equity (Cost $126,795,854)	131,642,659

Principal Amount ($)
U.S. Senior Loans (h) — 13.5%
Communication Services — 8.4%
21,727,872	TerreStar Corporation, Term Loan A, 1st Lien, 11% PIK 02/27/28 (c)(d)(e)	21,677,898

Real Estate — 5.1%
5,000,000	NexPoint SFR Operating Partnership, LP, 05/24/27 (c)(d)(e)	4,937,500
8,500,000	NHT Operating Partnership LLC Secured Promissory Note, 02/22/27 (c)(d)(e)	8,130,250

		13,067,750

	Total U.S. Senior Loans (Cost $35,218,416)	34,745,648

Shares		Value ($)
U.S. LLC Interest — 8.9%
Real Estate — 8.9%
349	GAF REIT Sub II, LLC (b)(c)(d)(e)	9,134,130
156,528	GAF REIT Sub III, LLC (c)(d)(e)	10,223,918
3,789,008	SFR WLIF III, LLC (c)(d)(e)	3,512,411

	Total U.S. LLC Interest (Cost $24,752,345)	22,870,459

U.S. Master Limited Partnerships — 7.4%
Energy — 7.4%
1,202,440	Energy Transfer L.P. (a)	15,270,988
139,050	Western Midstream Partners L.P. (a)	3,687,606

	Total U.S. Master Limited Partnerships (Cost $23,122,186)	18,958,594

Non-U.S. Equity — 6.3%
Communication Services — 0.0%
77,866	Grupo Clarin, Class B (b)(g)	68,433

Consumer Discretionary — 1.4%
3,000	MercadoLibre, Inc. (a)(b)(g)	3,553,800
718	Toys ‘R’ Us (b)(c)(d)(g)	7,113

		3,560,913

Energy — 2.0%
65,800	Targa Resources (a)(g)	5,007,380
121	Transocean (b)(g)	848

		5,008,228

Financials — 0.0%
24,300	Grupo Supervielle SA ADR (a)(b)(g)	75,573
3,995	StoneCo, Class A (a)(b)(g)	50,897

		126,470

Healthcare — 0.0%
10,445	HLS Therapeutics Inc. (g)	52,486

Industrials — 0.5%
60,593	GL Events (g)	1,304,952

Utilities — 2.4%
202,250	Central Puerto ADR (a)(g)	1,401,592
67,700	Pampa Energia ADR (a)(b)(g)	2,932,764
66,500	Vistra Corp. (a)(g)	1,745,625

		6,079,981

	Total Non-U.S. Equity (Cost $14,986,511)	16,201,463

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2023	Highland Global Allocation Fund

Units		Value ($)
U.S. Warrants — 6.5%
Energy — 6.5%
28,562	Quarternorth Energy Holding Inc.(b)	3,266,779
127,592	Quarternorth Energy Holding Inc. Tranche 1, Expires 08/27/2029(b)	2,339,208
245,732	Quarternorth Energy Holding Inc. Tranche 2, Expires 08/27/2029(b)	1,965,856
79,147	Quarternorth Energy Holding Inc. Tranche 3, Expires 08/27/2029(b)	9,052,438

	Total U.S. Warrants (Cost $12,952,253)	16,624,281

Principal Amount ($)
U.S. Asset-Backed Securities — 4.6%
250,000	CFCRE Commercial Mortgage Trust, Series 2017-C8, Class D 3.00%, 6/15/2050 (i)	169,663
5,746,955	FREMF Mortgage Trust, Series 2018-KF44, Class C ICE LIBOR USD 1 Month + 8.500%, 13.69%, 2/25/2025 (i)	5,734,384
5,889,595	FREMF Mortgage Trust, Series 2021-KF103, Class CS SOFR30A + 6.250%, 11.29%, 1/25/2031 (i)	5,900,638

	Total U.S. Asset-Backed Securities (Cost $11,861,355)	11,804,685

Shares
U.S. Preferred Stock — 4.1%
Financials — 1.4%
104,500	First Horizon (a)(j)	2,296,615
89,000	Western Alliance Bancorp (a)(j)	1,272,700

		3,569,315

Healthcare — 1.3%
310,782	Apnimed (b)(c)(d)(j)	3,449,991

Real Estate — 1.4%
239,774	Braemar Hotels & Resorts, Inc. (a)(b)(j)	3,356,836
13,831	NexPoint Diversified Real Estate Trust (a)(e)(j)	221,296

		3,578,132

	Total U.S. Preferred Stock (Cost $9,711,320)	10,597,438

Principal Amount ($)		Value ($)
Non-U.S. Sovereign Bonds — 3.7%
	Argentine Republic Government International Bond
90,699	1.00%, 7/9/2029 (g)	29,586
29,000,000	3.50%, 7/9/2041(g)(k)	9,365,172

	Total Non-U.S. Sovereign Bonds (Cost $16,629,079)	9,394,758

Units
U.S. Rights — 3.4%
Utilities — 3.4%
7,905,143	Texas Competitive Electric Holdings Co., LLC(b)	8,628,464

	Total U.S. Rights (Cost $22,029,102)	8,628,464

Shares
Non-U.S. Master Limited Partnership — 0.8%
Energy — 0.8%
78,631	Enterprise Products Partners (a)(g)	2,071,927

	Total Non-U.S. Master Limited Partnership (Cost $2,151,846)	2,071,927

Principal Amount ($)
U.S. Corporate Bonds & Notes — 0.3%
Communication Services — 0.3%
	iHeartCommunications, Inc.
320,615	6.38%, 05/01/26 (a)	269,357
584,493	8.38%, 05/01/27 (a)	390,298

	Total U.S. Corporate Bonds & Notes (Cost $1,518,452)	659,655

Units
Non-U.S. Warrants — 0.0%
Communication Services — 0.0%
1,109	iHeartCommunications, Inc. 05/01/2039(b)(g)	3,133

Industrials — 0.0%
1,260,362	American Airlines Group, Inc.(b)(c)(d)(g)	—

	Total Non-U.S. Warrants (Cost $23,084)	3,133

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2023	Highland Global Allocation Fund

Principal Amount ($)		Value ($)
Non-U.S. Asset-Backed Security — 0.0%
246,196	Pamco Cayman, Ltd., Series 1997-1A, Class B 7.91%, 8/6/2013 (c)(d)(g)(i)	11

	Total Non-U.S. Asset-Backed Security (Cost $167,413)	11

Shares
U.S. Exchange-Traded Funds — 2.5%
22,500	ProShares Ultra Bloomberg Natural Gas	1,552,275
206,850	Teucrium Corn Fund (a)	4,590,001
8,750	VelocityShares 3x Long Silver ETN linked to the S&P GSCI Silver Index (a)	317,669

	Total U.S. Exchange-Traded Funds (Cost $8,100,654)	6,459,945

Non-U.S. Registered Investment Company — 1.4%
10,000	BB Votorantim Highland Infrastructure LLC (c)(d)(e)	3,550,683

	Total Non-U.S. Registered Investment Company (Cost $4,571,783)	3,550,683

U.S. Registered Investment Companies — 5.8%
334,005	Highland Opportunities and Income Fund (a)(e)	3,016,065
706,236	NexPoint Event Driven Fund, Class Z (e)	10,650,046
57,126	NexPoint Merger Arbitrage Fund, Class Z (e)	1,096,827

	Total U.S. Registered Investment Companies (Cost $15,465,437)	14,762,938

Principal Amount ($)		Value ($)
U.S. Repurchase Agreement — 0.0%
12	RBC 5.060%, dated 06/30/2023 to be repurchased on 07/03/2023, repurchase price $12 (collateralized by U.S. Government and Treasury obligations, ranging in par value $0 – $3, 0.000% – 7.500%, 07/31/2023 – 05/20/2053; with total market value $12)(l)(m)	12

	Total U.S. Repurchase Agreement (Cost $12)	12

Shares
U.S. Cash Equivalent — 0.3%
Money Market Fund(n) — 0.3%
825,664	Dreyfus Treasury Obligations Cash Management, Institutional Class 5.000%	825,664

	Total U.S. Cash Equivalent (Cost $825,664)	825,664

Total Investments - 120.8%		309,802,417

(Cost $330,882,766)
Securities Sold Short — (2.0)%
U.S. Equity — (2.0)%
Communication Services — (1.7)%
(9,952)	Netflix, Inc. (o)	(4,383,757)

Consumer Staples — (0.3)%
(4,000)	WD-40 Co.	(754,600)

	Total U.S. Equity (Proceeds $1,665,944)	(5,138,357)

	Total Securities Sold Short- (2.0)% (Proceeds $1,665,944)	(5,138,357)

Other Assets & Liabilities, Net - (18.8)%(p)		(48,273,176)

Net Assets - 100.0%		256,390,884

INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2023	Highland Global Allocation Fund

(a)	All or part of this security is pledged as collateral for short sales. The fair value of the securities pledged as collateral was $90,869,210.
(b)	Non-income producing security.
(c)

Securities with a total aggregate value of $137,842,886, or 53.8% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Investment Adviser pursuant to the policies and procedures approved by the Board of Trustees (the “Board”). The Board has designated the Investment Adviser as “valuation designee” for the Fund pursuant to Rule 2a-5 of the Investment Company Act of 1940, as amended. The Investment Adviser considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $137,842,886, or 53.8% of net assets, were fair valued under the Fund’s valuation procedures as of June 30, 2023. Please see Notes to Investment Portfolio.

(e)	Affiliated issuer. Assets with a total aggregate fair value of $178,130,721, or 69.5% of net assets, were affiliated with the Fund as of June 30, 2023.
(f)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the policies and procedures established by the Board. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Fair Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$3,652,420	1.4%
TerreStar Corporation	Common Stock	11/14/2014	$48,015,562	$57,676,142	22.5%

(g)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(h)

Senior loans (also called bank loans, leveraged loans, or floating rate loans) in which the Fund invests generally pay interest at rates which are periodically determined by reference to a base lending rate plus a spread (unless otherwise identified, all senior loans carry a variable rate of interest). These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. As of June 30, 2023, the LIBOR USD 1 Month rate was 5.22%. Senior loans, while exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”), contain certain restrictions on resale and cannot be sold publicly. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity maybe substantially less than the stated maturity shown.

(i)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. The Board has determined these investments to be liquid. At June 30, 2023, these securities amounted to $11,804,696 or 4.6% of net assets.

(j)	Perpetual security with no stated maturity date.
(k)	Step Coupon Security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)	Tri-Party Repurchase Agreement.
(m)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2023 was $12.
(n)	Rate reported is 7 day effective yield.
(o)	No dividend payable on security sold short.
(p)	As of June 30, 2023, $758,831 in cash was segregated or on deposit with the brokers to cover investments sold short and is included in “Other Assets & Liabilities, Net”.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2023	Highland Global Allocation Fund

Reverse Repurchase Agreement outstanding as of June 30, 2023 was as follows:

Counterparty	Collateral Pledged	Interest Rate %	Trade Date	Repurchase Amount	Principal Amount	Value
Mizuho Securities	FREMF Mortgage Trust, Series 2018-KF44, Class C, 07/01/2023	6.89	03/22/2023	$(3,554,000)	$(3,554,000)	$(3,554,000)

Total Reverse Repurchase Agreement					$(3,554,000)	$(3,554,000)

NOTES TO INVESTMENT PORTFOLIO (unaudited)

As of June 30, 2023	Highland Global Allocation Fund

Organization

NexPoint Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises two portfolios (collectively the “Funds”) that are currently being offered. This report covers information for the period ended June 30, 2023 for Highland Global Allocation Fund (the “Fund”). NexPoint Climate Tech Fund is reported separately.

Valuation of Investments

Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated NexPoint as the Fund’s valuation designee to perform the fair valuation determination for securities and other assets held by the Fund. NexPoint acting through its “Valuation Committee,” is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of NexPoint and certain of NexPoint’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information it needs to oversee NexPoint’s fair value determinations. The Fund’s investments are recorded at fair value. In computing the Fund’s net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (“NYSE”), National Association of Securities Dealers Automated Quotation (“NASDAQ”) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies established by NexPoint and approved by the Fund’s Board. Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Fund’s loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability to provide appropriate pricing services.

Securities for which market quotations are not readily available, or for which the Fund has determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Fund’s NAV) will be valued by the Fund at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Fund’s NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Fund’s valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Fund.

Fair Value Measurements

The Fund has performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Fund’s investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)

As of June 30, 2023	Highland Global Allocation Fund

Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Valuation Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Valuation Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

The fair value of the Fund’s loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

The fair value of the Fund’s common stocks, exchange traded funds, rights and warrants that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (concluded)

As of June 30, 2023	Highland Global Allocation Fund

Affiliated Issuers

Under Section 2(a)(3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The table below shows affiliated issuers of each Fund as of June 30, 2023:

Issuer	Shares/ Principal Amount ($) at September 30, 2022	Beginning Value as of September 30, 2022 $	Purchases at Cost $	Proceeds from Sales $	Distribution to Return of Capital $	Net Amortization (Accretion) of Premium/ (Discount) $	Net Realized Gain (Loss) on Sales of Affiliated Issuers $	Change in Unrealized Appreciation (Depreciation) $	Ending Value as of June 30, 2023 $	Shares/ Principal Amount ($) June 30, 2023	Affiliated Income $		Cap Gain Distributions $
Majority Owned, Not Consolidated
None
Other Affiliates
Terrestar Corporation (U.S. Equity)	169,531	61,209,167	—	—	—	—	—	(3,533,025)	57,676,142	169,531	—		—
GAF REIT (U.S. Equity)	1,146,313	16,028,896	10,000	—	—	—	—	(716,697)	15,322,199	1,147,062	—		—
NexPoint Diversified Real Estate Trust (U.S. Equity)	549,863	6,900,781	—	—	(329,918)	—	—	313,422	6,884,285	549,863	(82,480	) †	—
NexPoint Real Estate Finance (U.S. Equity)	1,322,385	19,809,333	—	(8,187,526)	—	—	576,775	1,854,016	14,052,598	901,385	997,506		—
NexPoint Residential Trust, Inc. (U.S. Equity)	168,760	7,798,400	143,744	—	(149,024)	—	—	30,713	7,823,833	172,028	(19,577	) †	—
United Development Funding IV (U.S. Equity)	280,000	260,400	—	—	(54,600)	—	—	14,840	220,640	280,000	—		—
Terrestar Corporation (U.S. Senior Loan)	19,996,652	19,854,675	1,731,220	—	—	1,075	—	90,928	21,677,898	21,727,872	1,747,127		—
NexPoint SFR Operating Partnership, LP (U.S. Senior Loan)	5,000,000	5,000,000	—	—	—	—	—	(62,500)	4,937,500	5,000,000	281,250		—
NHT Operating Partnership LLC Secured Promissory Note (U.S. Senior Loan)	8,500,000	7,871,000	—	—	—	—	—	259,250	8,130,250	8,500,000	350,625		—
GAF REIT Sub II, LLC (U.S. LLC Interest)	349	9,715,224	—	—	—	—	—	(581,094)	9,134,130	349	—		—
GAF REIT Sub III, LLC (U.S. LLC Interest)	—	—	11,587,526	—	—	—	—	(1,363,608)	10,223,918	156,528	—		—
SFR WLIF III, LLC (U.S. LLC Interest)	3,789,008	3,565,226	—	—	—	—	—	(52,815)	3,512,411	3,789,008	232,079		—
NexPoint Diversified Real Estate Trust (U.S. Preferred Stock)	—	—	220,395	—	—	—	—	901	221,296	13,831	9,509		—
BB Votorantim Highland Infrastructure LLC (Non-U.S. Registered Investment Company)	10,000	3,395,347	—	—	—	—	—	155,336	3,550,683	10,000	—		—
Highland Opportunities and Income Fund (U.S. Registered Investment Company)	334,005	3,246,529	—	—	(133,068)	—	—	(97,396)	3,016,065	334,005	98,398		—
NexPoint Event Driven Fund (U.S. Registered Investment Company)	706,236	10,445,237	—	—	—	—	—	204,809	10,650,046	706,236	—		—
NexPoint Merger Arbitrage Fund (U.S. Registered Investment Company)	54,992	1,080,585	41,502	—	—	—	—	(25,260)	1,096,827	57,126	27,652		—
Other Controlled
None

Total	42,028,094	176,180,800	13,734,387	(8,187,526)	(666,610)	1,075	576,775	(3,508,180)	178,130,721	43,514,824	3,642,089		—

†

The Fund’s reported affiliated income from NexPoint Diversified Real Estate Trust and NexPoint Residential Trust, Inc. includes prior year return of capital adjustments of $(329,918) and $(149,024), respectively, resulting in the Fund reporting a negative value for income received from NexPoint Diversified Real Estate Trust and NexPoint Residential Trust, Inc.. Excluding the prior year adjustments, the Fund received $247,438 in dividend income from NexPoint Diversified Real Estate Trust and $129,447 in dividend income from NexPoint Residential Trust, Inc..